Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes in Asset Retirement Obligations

The following table presents the changes in the asset retirement obligations for the six months ended June 30, 2017 (in thousands):

Asset retirement obligations at beginning of period	$11,033
Accretion expense	305
Liabilities incurred	2,698
Revisions	(286)

Asset retirement obligations at end of period	13,751
Less: current portion	(90)

Asset retirement obligations—long-term	$13,661

The following table presents the changes in the asset retirement obligations for the years ended December 31, 2016, 2015 and 2014:

	For the Year Ended December 31,
	2016	2015	2014
Asset retirement obligations at beginning of period	$7,020	$5,935	$4,991
Balance at inception of common control (February 17, 2015)	—	37	—
Accretion expense	407	354	309
Liabilities incurred	3,723	686	676
Liabilities settled	(5)	(8)	—
Revisions	(112)	16	(41)

Asset retirement obligations at end of period	11,033	7,020	5,935
Less: current portion	90	90	90
Asset retirement obligations—long-term	$10,943	$6,930	$5,845